Breakdown of Selected Financial Information by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144
Adjusted EBITDA	590,668	521,000	487,185
Capital expenditures	220,727	184,819	156,102
U.S
Segment Reporting Information [Line Items]
Revenues	1,706,511	1,593,667	1,584,281
Adjusted EBITDA	411,293	372,739	364,610
Capital expenditures	107,323	79,510
Segment, Geographical, Groups of Countries, Group One
Segment Reporting Information [Line Items]
Revenues	777,663	696,119	564,240
Adjusted EBITDA	179,375	148,261	122,575
Capital expenditures	113,404	105,309
Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (10,643)	$ (10,173)	$ (7,377)